SCHEDULE OF CONVERTIBLE NOTE PAYABLE (Details) (Parenthetical) - USD ($)	Oct. 14, 2022	Feb. 04, 2022	Jan. 20, 2022	Dec. 31, 2021	Dec. 15, 2021	Nov. 30, 2021	Oct. 14, 2021	Sep. 21, 2021	Jul. 09, 2021	Jul. 09, 2021	Jul. 08, 2021	Jul. 02, 2021	Jul. 01, 2021	Jun. 24, 2021	May 12, 2021	Dec. 30, 2020	Dec. 29, 2020	Nov. 27, 2020	Sep. 23, 2020	Aug. 18, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020	Jun. 23, 2020	Jun. 30, 2022	Dec. 31, 2020
Short-Term Debt [Line Items]
Debt instrument convertible conversion price1																									$ 0.001365	$ 0.00906
Warrant and right outstanding term												5 years
Number of common stock shares issued				6,802,721	5,714,286	2,082,128		4,512,497		7,823,177	1,000,000	4,629,964	8,300,345	14,700,000	6,000,000	10,000,000	1,769,447	10,000,000	4,000,000	262,481	4,000,000	892,592	2,000,000
Debt instrument face amount				$ 39,167	$ 35,677				$ 41,000	$ 41,000		$ 35,340	$ 64,554	$ 114,660	$ 60,000		$ 16,000		$ 24,000		$ 40,000	$ 7,000	$ 20,000
Stock issued during period value new issues				$ 68,027	$ 60,000	$ 25,610				$ 158,810		108,804	$ 163,517	$ 235,200	$ 183,600		$ 41,051	$ 163,000	$ 48,000		$ 60,000	$ 26,778	$ 72,800
Quick Capital, LLC [Member]
Short-Term Debt [Line Items]
Convertible debt							$ 666,667
Debt instrument term							1 year
Debt instrument, interest rate, stated percentage				0.00%			10.00%
Class of warrant or right number of securities							66,666,667
Class of warrant or right exercise price of warrants or rights1							$ 0.015
Warrant and right outstanding term							5 years
Number of common stock shares issued							2,298,852
Debt instrument face amount				$ 592,004
Debt conversion converted instrument rate	30.00%						30.00%
Number of shares issued							2,298,852
Labrys Fund LP [Member]
Short-Term Debt [Line Items]
Convertible debt												$ 100,000
Debt instrument, maturity date												Jul. 02, 2022
Debt instrument convertible conversion price1												$ 0.015
Debt conversion, converted instrument, amount												$ 1,750.00
Debt instrument term												1 year
Debt instrument, interest rate, stated percentage												12.00%
Class of warrant or right number of securities												5,000,000
Class of warrant or right exercise price of warrants or rights1												$ 0.02
Warrant and right outstanding term												5 years
Number of common stock shares issued			8,000,000					4,512,497	1,000,000		1,000,000
Debt instrument face amount			$ 25,570.55	100,000
Interest payable current and noncurrent			$ 12,000	2,959
Stock issued during period value new issues		$ 74,429.45
Common stock stock extinguishing of obligation		8,805,011
BHP Capital NY Inc And Quick Capital LLC [Member]
Short-Term Debt [Line Items]
Class of warrant or right number of securities							66,666,667
Class of warrant or right exercise price of warrants or rights1							$ 0.015
Warrant and right outstanding term							5 years
Number of common stock shares issued							2,298,852
Gpl Ventures Llc [Member]
Short-Term Debt [Line Items]
Convertible debt																								$ 100,000
Debt instrument convertible conversion price1																								$ 0.01
Debt instrument, interest rate, stated percentage																								10.00%
Interest payable current and noncurrent				$ 0
Debt Instrument, Description																								The Note was convertible, in whole or in part, at any time and from time to time before maturity (June 23, 2021) at the option of the holder at the Conversion Price that shall equal the lesser of a) $
BHP [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage				0.00%
Debt instrument face amount							$ 66,667
Unsecured Convertible Promissory Note One [Member] | Labrys Fund Ltd [Member]
Short-Term Debt [Line Items]
Unamortized debt discount				$ 50,137																					$ 0
Unsecured Convertible Promissory Note One [Member] | Quick Capital, LLC [Member]
Short-Term Debt [Line Items]
Unamortized debt discount				465,532																						$ 0
Unsecured Convertible Promissory Note One [Member] | Labrys Fund LP [Member]
Short-Term Debt [Line Items]
Unamortized debt discount				50,137																						0
Unsecured Convertible Promissory Note One [Member] | Gpl Ventures Llc [Member]
Short-Term Debt [Line Items]
Unamortized debt discount				0																						5,238
Unsecured Convertible Promissory Note One [Member] | BHP Capital NY [Member]
Short-Term Debt [Line Items]
Unamortized debt discount				526,028																						$ 0
Secured Convertible Promissory Note One [Member] | Quick Capital, LLC [Member]
Short-Term Debt [Line Items]
Unamortized debt discount				465,532																					102,673
Debt instrument face amount				592,004																					356,909
Interest payable current and noncurrent				0																					0
Secured Convertible Promissory Note One [Member] | BHP Capital NY Inc And Quick Capital LLC [Member]
Short-Term Debt [Line Items]
Convertible debt							$ 666,667
Debt instrument, maturity date							Oct. 14, 2022
Debt instrument convertible conversion price1							$ 0.01
Debt instrument term							1 year
Debt instrument, interest rate, stated percentage							10.00%
Class of warrant or right number of securities							66,666,667
Class of warrant or right exercise price of warrants or rights1							$ 0.015
Warrant and right outstanding term							5 years
Debt conversion converted instrument rate							30.00%
Number of shares issued							2,298,852
Secured Convertible Promissory Note Two [Member] | BHP Capital NY Inc [Member]
Short-Term Debt [Line Items]
Unamortized debt discount				526,028																					111,595
Debt instrument face amount				666,667																					384,267
Interest payable current and noncurrent				$ 0																					$ 0
Secured Convertible Promissory Note Two [Member] | BHP Capital NY Inc And Quick Capital LLC [Member]
Short-Term Debt [Line Items]
Convertible debt							$ 666,667
Debt instrument, maturity date							Oct. 14, 2022
Debt instrument convertible conversion price1							$ 0.01
Debt instrument term							1 year
Debt instrument, interest rate, stated percentage							10.00%
Class of warrant or right number of securities							66,666,667
Class of warrant or right exercise price of warrants or rights1							$ 0.015
Warrant and right outstanding term							5 years
Debt conversion converted instrument rate							30.00%
Number of shares issued							2,298,852